RELATED PARTY TRANSACTIONS - Disclosure of expenses related to key management personnel (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Professional fees	$ 120,000	$ 120,000	$ 144,000
Research and development	522,419	575,396	572,700
Consulting fees	0	0	174,215
Share-based compensation included in directors' compensation	493,793	1,156,523	99,438
Share-based compensation included in research and development	128,805	32,390	123,052
Total expenses related to key management personnel	$ 1,265,017	$ 1,884,309	$ 1,113,405